Goldman Sachs MarketBeta Intl Equity ETF Average Annual Total Returns		12 Months Ended	56 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS Developed Markets ex North America Large & Mid Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	9.68%
MSCI World ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	10.18%
Goldman Sachs MarketBeta Intl Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.92%	9.62%
Performance Inception Date	May 12, 2020
Goldman Sachs MarketBeta Intl Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	7.89%
Goldman Sachs MarketBeta Intl Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.94%	6.70%